Offerings - Offering: 1	Sep. 11, 2024
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.000001
Offering Note
(1)
An indeterminate amount of shares of the Registrant’s Class A Common Stock, par value $0.000001 per share, is being registered as may from time to time be offered hereunder at indeterminate prices. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of the Class A Common Stock.

(2)	In accordance with Rule 456(b) and Rule 457(r), the Registrant is deferring payment of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis.